Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial liabilities [line items]
Accrued interest	$ 2,902	$ 2,634
Accounts payable and accrued expenses	5,924	6,198
Current tax liabilities	342	435
Deferred tax liabilities	1,307	1,205
Gold and silver certificates and bullion	4,124	5,019
Margin and collateral accounts	5,826	6,523
Segregated fund liabilities	2,405	2,736
Payables to brokers, dealers and clients	377	564
Provisions	224	181
Allowance for credit losses on off-balance sheet exposures	56	74
Pension liabilities	1,692	593
Other liabilities of subsidiaries and structured entities	22,626	19,933
Other	6,677	6,649
Total	$ 54,482	$ 52,744